Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Financial Information of the Parent Company
Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2016	2015
	(Amounts in thousands)
Assets:
Cash	$1,317	$1,540
Investments in subsidiaries	140,103	124,599
Other assets	5	5
Total assets	$141,425	$126,144
Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	954	700
Equity	127,068	112,041
Total liabilities and equity	$141,425	$126,144

Statements of Income	Years ended December 31,
	2016	2015
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$3,400	$2,657
Other income	—	—
Total income	3,400	2,657
Expense:
Interest on subordinated debentures	311	259
Salary	160	160
Other expenses	118	101
Total expenses	589	520
Net Income	2,811	2,137
Equity in undistributed income of subsidiaries	15,698	8,560
Net income	18,509	10,697
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	$17,309	$9,497

Statements of Cash Flows
	Years ended December 31,
	2016	2015
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$18,509	$10,697
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(15,698)	(8,560)
Changes in operating assets and liabilities:
Decrease in other assets	—	(51)
Increase in accrued interest payable and other accrued liabilities	254	436
Net cash provided by operating activities	3,065	2,522
Cash Flows from Financing Activities
Purchase of treasury stock	(4)	(831)
Proceeds from exercise of stock options	—	2,749
Payment of dividend on preferred stock and common stock	(3,264)	(2,661)
Other, net	(20)	(377)
Net cash used in financing activities	(3,288)	(1,120)
Increase in cash and cash equivalents	(223)	1,402
Cash and Cash Equivalents, January 1,	1,540	138
Cash and Cash Equivalents, December 31,	$1,317	$1,540